Intangible assets, net - Amortization (Details) ¥ in Millions, $ in Millions	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Intangible assets, net
2023	¥ 12,660
2024	10,886
2025	7,249
2026	4,536
2027	4,629
Thereafter	19,271
Net book value	¥ 59,231	$ 9,343	¥ 70,833